CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS	3 Months Ended
Mar. 31, 2023 USD ($)
Cash Flows from Operating Activities:
Net (loss) income	$ (448,097)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Change in fair value of warrant liabilities	(265,334)
Interest earned on marketable securities held in Trust Account	(157,033)
Changes in operating assets and liabilities:
Prepaid expenses	42,243
Income taxes payable	27,118
Due to shareholders	(48,135)
Accounts payable and accrued expenses	150,823
Net cash used in operating activities	(698,415)
Cash Flows from Investing Activities:
Investment of cash into Trust Account	(234,411)
Cash withdrawn from Trust Account to pay franchise and income taxes	0
Net cash (used in) provided by investing activities	(234,411)
Cash Flows from Financing Activities:
Proceeds from promissory note - related party	415,222
Proceeds from convertible promissory note - related party	159,000
Proceeds from extension note	117,206
Capital Contribution by Sponsor	25,000
Investment from TriSalus	199,633
Net cash provided by financing activities	916,061
Net Change in Cash	(16,765)
Cash - Beginning of period	153,563
Cash - End of period	$ 136,798